Superannuation commitments (Tables)	12 Months Ended
Sep. 30, 2019
Superannuation commitments
Schedule of contributions

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Employer contributions	28	30	27	30
Member contributions	11	12	11	11

Summary of expenses recognised

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Current service cost	33	37	42	32	37
Net interest cost on net benefit liability	(2)	1	8	(2)	—
Total defined benefit expense	31	38	50	30	37

Schedule of defined benefit balances recognised

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Benefit obligation at end of the year	2,799	2,314	2,710	2,239
Fair value of plan assets at end of the year	2,464	2,378	2,405	2,319
Net surplus/(deficit)	(335)	64	(305)	80
Defined benefit surplus[1]	73	89	73	89
Defined benefit deficit[2]	(408)	(25)	(378)	(9)
Net surplus/(deficit)	(335)	64	(305)	80

1.	The defined benefit surplus is recognised in other assets.
2.	The defined benefit deficit is recognised in other liabilities.

Schedule of defined benefit plan significant assumptions

	2019		2018
	Australian	Overseas	Australian	Overseas
Consolidated and Parent Entity	Funds	Funds	Funds	Funds
Discount rate	2.6%	1.1% - 1.8%	4.1%	2.6% - 2.9%
Salary increases	2.4%	3.0% - 4.9%	2.9%	3% - 5%
Inflation rate (pensioners received inflationary increase)	1.4%	2.0% - 3.4%	1.9%	2% - 3.5%
Life expectancy of a 60-year-old male	31.1	27.9 - 28.1	31.0	27.9 - 28.4
Life expectancy of a 60-year-old female	34.0	29.3 - 29.5	33.9	29.4 - 29.6

Summary of sensitivity analysis of essential assumptions

	Increase in obligation
Change in assumption	2019	2018
0.5% decrease in discount rate	205	120
0.5% increase in annual salary increases	14	8
0.5% increase in inflation rate (pensioners receive inflationary increases)	188	111
1 year increase in life expectancy	45	38

Schedule of asset allocation

	2019		2018
Consolidated and Parent Entity	Australian	Overseas	Australian	Overseas
%	Funds	Funds	Funds	Funds
Cash	3%	3%	5%	2%
Equity instruments	45%	7%	45%	7%
Debt instruments	28%	5%	28%	80%
Property	10%	1%	10%	1%
Other assets	14%	84%	12%	10%
Total	100%	100%	100%	100%